Consolidated Statements of Comprehensive Income ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Statement of comprehensive income [abstract]
Net income/(loss)	$ (1,493.4)	₨ (112,984.1)	₨ (292,128.1)	₨ 66,061.9
(i) Items that will not be reclassified subsequently to profit and loss :
Remeasurement gains and (losses) on defined benefit obligations (net)	1,163.4	88,029.9	(25,612.6)	46,751.0
Share of remeasurement gains and (losses) on defined benefit obligations (net) of equity accounted investees	0.2	14.3	33.8	(47.5)
Unrealized gains / (losses) on investments (net)	(17.6)	(1,330.2)	355.4
Share of unrealized gains / (losses) on investments (net) of equity accounted investees	(0.5)	(39.1)	77.7
Gains and (losses) in cash flow hedges of forecast inventory purchases	89.3	6,753.2	18,134.5
Income tax relating to items that will not be reclassified subsequently	(199.3)	(15,081.0)	756.9	(7,613.9)
Items that will not be reclassified subsequently to profit and loss	1,035.5	78,347.1	(6,254.3)	39,089.6
(ii) Items that may be reclassified subsequently to profit and loss :
Currency translation	292.7	22,145.9	(20,413.2)	96,484.5
Gain/(loss) on cash flow hedges (net)	222.3	16,823.9	(28,142.8)	208,629.8
Available-for-sale investments				399.6
Gains and (losses) on finance receivables held at fair value	18.0	1,362.4
Share of other comprehensive income of equity accounted investees (net)	13.6	1,026.1	(586.1)	4,044.2
Income tax relating to items that may be reclassified subsequently	(41.5)	(3,141.6)	5,319.9	(39,450.0)
Items that may be reclassified subsequently to profit and loss	505.1	38,216.7	(43,822.2)	270,108.1
Other comprehensive income/(loss) for the year, net of tax (i+ii)	1,540.6	116,563.8	(50,076.5)	309,197.7
Total comprehensive income/(loss) for the year	47.2	3,579.7	(342,204.6)	375,259.6
Attributable to:
Shareholders of Tata Motors Limited	32.9	2,498.7	(343,213.4)	373,966.5
Non-controlling interests	$ 14.3	₨ 1,081.0	₨ 1,008.8	₨ 1,293.1